Leases - Schedule of Weighted-average Remaining Lease Terms and Discount Rates (Details)	Feb. 28, 2022	Feb. 28, 2021
Assets and Liabilities, Lessee [Abstract]
Weighted average remaining lease term (years)	4 years 3 months 18 days	3 years 7 months 6 days
Weighted average discount rate	5.70%	5.50%